Staff costs (Details 3) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Staff Costs
Salary	£ 110	£ 299	£ 448
Total pension and other post-employment benefit costs	4	10	28
Benefits in kind	1	1	1
Termination benefits	99
Director's emoluments	£ 214	£ 310	£ 477